Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy for Financial Assets and Liabilities Measured at Fair Value
Our significant financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2021 and 2020 are as follows:

		December 31, 2021
($ in millions)	Balance Sheet Location	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Derivative assets	Other current and other non-current assets	—	3	—	3
Equity investments	Other non-current assets	6	—	—	6
Liabilities:
Derivative liabilities	Other current and other non-current liabilities	—	2	—	2

		December 31, 2020
($ in millions)	Balance Sheet Location	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Derivative assets	Other current and other non-current assets	—	11	—	11
Equity investments	Other non-current assets	6	—	—	6
Liabilities:
Derivative liabilities	Other current and other non-current liabilities	—	10	—	10

Schedule of Fair Value Hierarchy for Financial Assets and Liabilities not Measured at Fair Value
The carrying amounts and fair value hierarchy classification of our significant financial assets and liabilities not carried at fair value as of December 31, 2021 and 2020 are as follows:

	December 31, 2021
($ in millions)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Customer financing receivables, net	261	—	—	245	245
Equity investments	11	—	—	11	11
Liabilities:
Jackpot liabilities	196	—	—	184	184
Debt (1)	6,477	—	6,792	—	6,792

	December 31, 2020
($ in millions)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Customer financing receivables, net	316	—	—	313	313
Equity investments	12	—	—	12	12
Liabilities:
Jackpot liabilities	219	—	—	211	211
Debt (1)	8,243	—	8,702	—	8,702
(1) Excludes short-term borrowings and swap adjustments.